Employee compensation - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 40,268	$ 34,655
Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	6,080	5,122
General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	6,008	4,824
Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	15,855	15,697
Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	12,325	$ 9,012
Employee severance related costs
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	6,157
Employee severance related costs | Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	855
Employee severance related costs | General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	1,357
Employee severance related costs | Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	761
Employee severance related costs | Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 3,184